INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for doubtful accounts	$ 23,161	$ 49,815
Accrued expenses	204,937	220,548
Inventory	101,093	116,354
Deferred rent	109,261	151,089
Lease liability	43,254	62,499
Warrants	0	463,701
Stock-based compensation	683,139	202,722
Charitable contributions	564,974	460,274
Net operating losses	82,617,414	71,553,413
Payroll tax deferral	101,126	202,385
Disallowed interest expense	853,857	216,444
Transaction costs	1,528,027	0
Total deferred tax assets	86,830,243	73,699,244
Less: valuation allowance	(85,757,888)	(72,057,082)
Net deferred tax assets	1,072,355	1,642,162
Deferred tax liabilities:
Intangible assets	(649,050)	(839,927)
Property and equipment	(423,305)	(802,235)
Total deferred tax liabilities	(1,072,355)	(1,642,162)
Net deferred tax assets/liabilities	$ 0	$ 0